Accrued Expenses (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued interest	$ 133,215	$ 106,563
Accounts payable written-off	(146,662)
Thalesco Eurotronics Pte Ltd [Member]
Accrued interest	1,000,000
Accounts payable written-off	$ 146,662